Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments [text block] [Abstract]
Schedule of classification of financial assets and liabilities
	December 31,
	2021	2020
	U.S. Dollars in thousands
Financial assets

Financial assets at fair value through profit or loss:
Foreign exchange forward contracts	$-	$-

Financial assets at fair value through other comprehensive income:
Cash flow hedges	73	457
Marketable debt securities	-	-
Total Financial assets at fair value through other comprehensive income:	$73	$457
Financial assets at cost:
Cash and cash equivalent	18,587	70,197
Short term bank deposits	-	39,069
Total Financial assets at cost	$18,587	$109,266

Total financial assets	$18,660	$109,723

Financial liabilities

Financial liabilities at fair value through profit or loss:
Contingent consideration in business combination	21,995	-
Foreign exchange forward contracts	$-	$9
	21,995
Financial liabilities measured at amortized cost:

Assumed liabilities through business combination	61,915	-
Bank loans	20,038	274
Leases	4,314	4,665
Total Financial liabilities measured at amortized cost:	$86,267	$4,939

Total financial and lease liabilities	$108,262	$4,948

Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$25,104					$25,104
Assumed liabilities (1)	17,986	11,203	4,671	7,598	20,457	61,915
Other accounts payables	7,142					7,142
Bank loans (including interest)	3,049	4,773	4,677	8,689	-	21,188
Lease liabilities (including interest)	1,307	1,100	849	1,485	31	4,772

	$54,588	$17,076	$10,197	$17,772	$20,488	$120,121

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$16,110					$16,110
Other accounts payables	7,547					7,547
Bank loans (including interest)	244	37				281
Lease liabilities (including interest)	1,238	1,002	806	1,436	748	5,230

	$25,139	$1,039	$806	$1,436	$748	$29,168

Schedule of changes in liabilities arising from financing activities
	January 1, 2021	Payments	Foreign exchange movement	New loans and leases	Business combination	Revaluation	Write off	December 31, 2021
	U.S. Dollars in thousands
Contingent consideration (1)	-	-	-	-	21,705	290	-	21,995
Assumed liabilities	-	-	-		61,211	704	-	61,915
Bank loans	$274	(205)	(31)	20,000			-	$20,038
Leases	4,665	(1,221)	150	845			(125)	4,314
Total	$4,939	$(1,426)	$119	$20,845	$82,916	$994	$(125)	$108,262

Schedule of carrying amount and fair value of financial instruments
	Carrying Amount		Fair Value
	December 31,		December 31,
	2021	2020	2021	2020
	U.S. Dollars in thousands

Assumed liabilities	61,915	-	61,915	-
Bank loans	20,038	274	19,502	278
Leases	4,314	4,665	4,608	4,935
Total Financial liabilities	$108,262	$4,939	$108,020	$5,213

Schedule of financial assets (liabilities) measured at fair value
Financial assets (liabilities) measured at fair value:	Level 1	Level 2	Level 3 (1)
	U.S. Dollars in thousands

December 31, 2021
Derivatives instruments	-	73
Contingent consideration			(21,995)
	$-	$73	$(21,995)

(1)	For changes in Contingent liability see above

	Level 1	Level 2
	U.S. Dollars in thousands

December 31, 2020
Derivatives instruments	-	448
	$-	$448

Schedule of sensitivity analysis for market risks
	December 31,
	2021	2020
	U.S. Dollars in thousands

Sensitivity test to changes in Interest rate risk
Gain (loss) from change:
1% increase in in basis points of SOFR	$(23)		$-
1% decrease in in basis points of SOFR	$22	$

Sensitivity test to changes in foreign currency:
Gain (loss) from change:
5% increase in NIS	$(30)		$(24)
5% decrease in NIS	$30		$24
5% increase in Euro	$(450)		$(552)
5% decrease in Euro	$450		$552

Schedule of linkage terms of financial liabilities by groups of financial instruments
	December 31,
	2021	2020
	U.S. Dollars in thousands

In NIS:
Bank loans measured at amortized cost	$38	$274
Leases measured at amortized cost	4,314	4,665

	$4,352	$4,939
In USD:
Contingent consideration at fair value through profit or loss	21,995	-
Assumed liabilities measured at amortized cost	61,915	-
Bank loans measured at amortized cost	20,000	-
	$103,910	$-